Cash flow - additional information (Details) £ in Millions, $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 GBP (£)	Dec. 31, 2025 GBP (£)
Disclosure Of Cash Flow [Line Items]
Decrease in net cash generated from operating activities	£ 856
Payments of litigation claim settlements	410		£ 298
Income taxes paid, classified as operating activities	1,576		1,153
Research and development expense	174		168
Net cash used in investing activities	1,012		1,433
Increase in net cash used in investing activities	(421)
Net proceeds from disposal of shares in associate, net of tax	1,052		1,577
Purchase of short term investment products, including treasury bills	(14)		107
Purchase of property, plant and equipment, classified as investing activities	103		116
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	£ 140		146
Increase in purchases of property plant and equipment and intangibles	(4.40%)	(4.40%)
Net cash generated in financing activities	£ 4,117		3,358
Outflow due to dividend payment	2,609		2,605
Interest paid, classified as financing activities	879		889
Net inflow (outflow) from borrowings	505		868
Outflows relating to derivative financial instruments	445		115
Purchases of own shares	450		£ 366
U.S.
Disclosure Of Cash Flow [Line Items]
Income taxes paid, classified as operating activities	209	$ 271
Factoring of receivables
Disclosure Of Cash Flow [Line Items]
Amount factored	674
Other payables	£ 122
Forecast
Disclosure Of Cash Flow [Line Items]
Purchase of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets				£ 650